SCHEDULE OF INFORMATION BY REVENUE STREAMS (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Revenue from External Customer [Line Items]
Revenues	$ 3,232	$ 4,150	$ 4,216	$ 4,650
Gross Profit	$ 884	1,135	1,522	1,990
Swim Fees [Member]
Revenue from External Customer [Line Items]
Revenues		4,139	4,209	4,646
Gross Profit		1,133	1,522	1,990
Sales of Merchandise [Member]
Revenue from External Customer [Line Items]
Revenues		7	7	4
Gross Profit
Pickle Ball [Member]
Revenue from External Customer [Line Items]
Revenues		4
Gross Profit		$ 2